Convertible Preferred Stock - Voting Rights, Divendend Rights, Liquidation Rights, and Conversion Rights (Details) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May. 31, 2014	May. 02, 2014 $ / shares	Jan. 31, 2014 $ / shares	Dec. 11, 2013 $ / shares	Dec. 10, 2013 $ / shares	Dec. 31, 2000 $ / shares	Dec. 30, 2000 $ / shares
Class of Stock [Line Items]
Beneficial conversion feature for antidilution adjustment | $	$ 0	$ 214	$ 214	$ 6,402
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value						$ 7.96
Convertible Preferred Stock, Conversion Rate of Preferred Shares					0.20
Temporary equity issue price per share										$ 7.96
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Voting Percentage Needed for Approval			65.00%
Preferred Stock, Liquidation Preference, Value						9.01
Convertible Preferred Stock, Conversion Rate of Preferred Shares					0.28
Temporary equity issue price per share										$ 9.01	$ 9.01
Conversion price of preferred shares to common stock, per share							$ 32.0076	$ 32.2912	$ 45.95
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Voting Percentage Needed for Approval			65.00%
Minimum Percentage of Approval Needed from Series C, Needed to Liquidate the Company.			65.00%
Preferred Stock, Liquidation Preference, Value						10.15
Conversion price of preferred shares to common stock, per share							35.8917	36.2386	51.77
Series C-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value						3.25
Convertible Preferred Stock, Conversion Rate of Preferred Shares					0.07
Conversion price of preferred shares to common stock, per share							45.6062	46.1101	66.30
Series C-2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Voting Percentage Needed for Approval			65.00%
Preferred Stock, Liquidation Preference, Value						$ 5.75
Convertible Preferred Stock, Conversion Rate of Preferred Shares					0.07
Conversion price of preferred shares to common stock, per share							77.9382	78.9623	$ 117.30
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage			8.00%
Series D-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Voting percentage required, series D preferred stock			70.00%
Liquidation Preference, Percentage of Original Issue Price						200.00%
Convertible Preferred Stock, Conversion Rate of Preferred Shares					0.05
Temporary equity issue price per share								1.40
Series D-2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Voting percentage required, series D preferred stock			70.00%
Liquidation Preference, Percentage of Original Issue Price						300.00%
Convertible Preferred Stock, Conversion Rate of Preferred Shares					0.05
Temporary equity issue price per share							1.40	1.40
Conversion price of preferred shares to common stock, per share							$ 28.56	$ 28.56